Earnings Per Share (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009
Earnings Per Share [Line Items]
Loss from continuing operations attributable to common shareholders					$ (48,262,000)	$ (35,793,000)	$ (165,469,000)
Loss from discontinued operations attributable to common shareholders					(55,459,000)	(22,303,000)	(77,407,000)
Net loss attributable to common shareholders					(103,721,000)	(58,096,000)	(242,876,000)
Weighted-average number of common shares outstanding					152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations					$ (0.32)	$ (0.27)	$ (1.51)
Loss from discontinued operations					$ (0.36)	$ (0.17)	$ (0.71)
Net loss attributable to common shareholders	$ 0.04	$ 0.00	$ (0.23)	$ (0.27)	$ (0.68)	$ (0.44)	$ (2.22)
Earnings Per Share
Common shares issued	146,552,589				154,938,351	146,552,589	0	3,873,786	4,333,183	5,097,229
Series C | Cumulative Convertible
Earnings Per Share
Preferred shares repurchased and retired					125,000
Discount to historical cost basis					833,000
Convertible preferred stock, shares issued upon conversion							503,100
Common shares issued							2,955,368
Preferred stock conversions, inducements							6,994,000
Series B | Cumulative Redeemable
Earnings Per Share
Preferred shares repurchased and retired					419,126
Premium to historical cost					$ 95,000